Note 12 - Lease Obligations	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
12—LEASE
OBLIGATIONS

12
-
1
Capital leases

The Company leases certain of its equipment under capital leases. At
December 31, 2018,
this equipment consists of medical devices for a liability amount of
€432
thousand and vehicles and other IT equipment for a liability amount of
€802
thousand. Future minimum lease payments under capital leases for the years ending
December 31, 2018
are as follows:

December 31,
2019	401
2020	361
2021	252
2022	170
2023 and thereafter	89
Total minimum lease payments	1273
Less: amount representing interest	(39)
Present value of minimum lease payments	1,234
Less: current portion	(383)
Long-term portion	852

Interest paid under capital lease obligations was
€21
thousand,
€13
thousand and
€18
thousand for the years ended
December 31, 2018,
2017
and
2016,
respectively.

12
-
2
Operating leases

As of
December 31, 2018,
operating leases having initial or remaining non-cancelable lease terms greater than one
year consist of
one
lease for the facilities of TMS S.A. in Vaulx-en-Velin, France, several leases for facilities in Japan and one
lease for the facilities in the United States and Italy. The French lease contract signed on
July 1, 2015
has a lease term of
ten
years expiring on
June 30, 2025,
including
nine
firm years.

Future minimum lease payments for these operating leases consist of the following amounts:

	France	Japan	USA	Italy

2019	329	227	45	37
2020	329	167	45	37
2021	329	132	4	37
2022	329	39	–	25
2023 and thereafter	822	–	–	–
Total	2,138	565	94	135

Total rent expenses under operating leases amounted to
€1,002
thousand,
€904
thousand and
€841
thousand, for the years ended
December 31, 2018,
2017
and
2016,
respectively. These total rent expenses include the above-mentioned operating leases, but also lease expenses related to subsidiaries office rentals, office equipment and car rentals.